Provisions (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in other provisions [abstract]
TOTAL	$ 653,553	$ 636,971	$ 589,609
Annual Leave [Member]
Reconciliation of changes in other provisions [abstract]
Carrying amount at start of year	245,804	266,487	298,508
Charged/(credited) to profit or loss
-additional provisions recognized	278,686	308,032	261,354
Amounts used during the year	(240,734)	(328,715)	(293,375)
Change in foreign exchange	1,604	1,886
Carrying amount at end of year	285,360	245,804	266,487
Long Service Leave [Member]
Reconciliation of changes in other provisions [abstract]
Carrying amount at start of year	391,167	323,122	399,970
Charged/(credited) to profit or loss	(62,991)		(103,363)
-additional provisions recognized	40,017	68,045	26,515
Carrying amount at end of year	$ 368,193	$ 391,167	$ 323,122